Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Principal and Interest Amounts Outstanding for Interest-bearing Loans and Bonds

The Group has the following principal and interest amounts outstanding for interest-bearing loans and bonds:

Short-term borrowings and current portion of long-term debt	December 31, 2017		December 31, 2016
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	9.3-12	2,410	9.8-14.5	3,458
Corporate lenders	6.7	65	6.7	64
Weighted average interest rate for the period	11.9	0	13.9
In U.S. dollars
Banks and financial institutions	0	0	8.0	154
Weighted average interest rate for the period	0	0	8.0
In euro
Banks and financial institutions	0	0	2.8	114
Corporate lenders	0	2	—	—
Weighted average interest rate for the period	0	0	2.8
Current portion of long-term debt	0	378,063	—	391,781
Interest payable	0	20,420	—	16,916
Fines and penalties on overdue amounts	0	21,573	—	21,678

Total short-term borrowings and current portion of long-term debt		422,533		434,165

Long-term debt	December 31, 2017		December 31, 2016
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	5.0-15.0	253,421	5.0-15.0	258,855
Bonds issue	8.0-14.0	14,459	8.0-15.0	14,365
Corporate lenders	6.7	5	6.7	5
Weighted average interest rate for the period	9.5	0	12.5

In U.S. dollars
Banks and financial institutions	2.2-8.9	102,040	2.2-8.2	107,346
Weighted average interest rate for the period	8.3	0	8.2

In euro
Banks and financial institutions	0.8-7.0	25,498	0.8-7.3	22,854
Weighted average interest rate for the period	2.7	0	4.5
Current part of long-term loans and borrowings		(378,063)		(391,781)

Total long-term debt		17,360		11,644

Scheduled Maturities of the Debt Outstanding

Aggregate scheduled maturities of the debt outstanding as of December 31, 2017 were as follows:

Payable by
On demand (current portion)	414,760
2018 (current portion)	7,773
2019	4,967
2020	6,100
2021	4,704
2022	1,589
Thereafter	0

Total	439,893

Summary of Outstanding Balances of Principal Amount of Short-term and Long-term Debt by Denominated Currencies and Major Banks

The outstanding balances of principal amount of short-term and long-term debt by denominated currencies and major banks as of December 31, 2017 and 2016 were as follows:

Short-term and long-term debt	December 31, 2017	December 31, 2016
Russian ruble-denominated
Gazprombank	148,238	153,614
VTB	72,570	71,711
Sberbank	26,459	31,106
Bonds	14,459	14,365
Uralsib	2,214	3,116
Eurasian Development Bank	517	1,227
Raiffeisen Bank	139	490
Other	5,764	1,119

Total	270,360	276,748

U.S. dollar-denominated
Pre-export facility	57,829	60,898
Sberbank	14,626	21,811
VEB	10,090	10,147
BNP	8,894	9,251
VTB	6,172	—
MCB	4,096	5,041
Other	333	351

Total	102,040	107,499

Euro-denominated
BNP	13,504	9,460
VTB	3,334	3,214
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	2,970	2,723
ING Bank	2,182	1,997
BNL	0	2,736
Raiffeisen Bank	411	381
Other	3,099	2,457

Total	25,500	22,968

Total short-term and long-term debt	397,900	407,215

Schedule of Information About Ratios Under Most Significant Loan Agreements

The Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2017[6]:

Restrictive covenant	Requirement	Actual as of December 31, 2017
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.50:1.0	1.78:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.50:1.0	1.86:1.0
Mechel’s Net Debt to EBITDA	Shall not exceed 8.00:1.0	6.35:1.0
Mechel’s Total Debt to EBITDA	Shall not exceed 5.50:1.0	6.07:1.0
Mechel’s Cash flow from operating activities to EBITDA	Shall not be less than 0.80:1.0	0.78:1.0
Mechel’s EBITDA to Revenue	Shall not be less than 0.20:1.0	0.27:1.0

Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities

The following tables show the remaining contractual maturities at the reporting date of the Group’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payment computed using contractual rates, or if floating, based on rates current at the reporting date) and the earliest the Group can be required to pay.

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2017
Loans and borrowings, including interest payable	416,316	9,959	6,678	7,293	5,215	1,651	447,112
Finance lease liabilities	4,075	4,625	633	584	557	526	11,000
Trade and other payables	394	29,540	542	166	0	0	30,642
Other financial liabilities	0	869	0	0	55,905	0	56,774

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2016
Loans and borrowings, including interest payable	428,597	8,496	4,688	4,648	3,593	2,455	452,477
Finance lease liabilities	7,857	4,456	280	106	83	61	12,843
Trade and other payables	435	37,231	448	181	—	—	38,295
Other financial liabilities	—	—	—	—	—	60,475	60,475

Schedule of Information About Maximum Exposure to Credit Risk Arising from Financial Assets

The maximum exposure to credit risk arising from the Group’s financial assets is presented as follows:

	December 31, 2017	December 31, 2016
Restricted cash (excluding cash on hand)	20	24
Trade and other receivables	18,825	19,121
Other financial assets	795	415
— Promissory notes	210	208
— Loans issued	571	61
— Bonds	14	13
— Deposits	0	133

Total	19,640	19,560

Schedule of Information About Foreign Currency Risk Arising from Recognized Assets and Liabilities

The Group’s exposure at the reporting date to foreign currency risk arising from recognised assets and liabilities denominated in a currency other than the functional currency of the entity to which they relate to is set out in the table below:

Assets and liabilities denominated in U.S. dollars	December 31, 2017	December 31, 2016
Current assets	829	225
Receivables	111	156
Cash and cash equivalents	718	69

Current liabilities	(118,677)	(124,281)
Short-term loans and borrowings	(112,277)	(113,327)
Short-term payables	(5,614)	(9,433)
Short-term finance lease liability	(786)	(1,521)

Assets and liabilities denominated in euro	December 31, 2017	December 31, 2016
Current assets	746	534
Receivables	711	353
Cash and cash equivalents	35	181

Non-current liabilities	(88)	(38)
Long-term loans and borrowings	0	(38)
Long-term finance lease liability	(88)	—

Current liabilities	(27,399)	(23,766)
Short-term loans and borrowings	(25,304)	(22,817)
Short-term payables	(2,064)	(838)
Short-term finance lease liability	(31)	(111)

Currency exchange rates	December 31, 2017	December 31, 2016
U.S. dollar	57.6002	60.6569
Euro	68.8668	63.8111

Schedule of Information About Sensitivity to Devaluation

The table below demonstrates the Group’s sensitivity to a devaluation of the Russian ruble against U.S. dollar and euro which management believes is an appropriate measure in the current market conditions and which would impact its operations:

	Change in U.S. dollar to Russian ruble exchange rate	Effect on profit before tax	Change in Euro to Russian ruble exchange rate	Effect on profit before tax
2015
	+40%	119,557	+40%	11,082
	-15%	(44,834)	-15%	(4,156)
2016
	+20%	24,811	+20%	4,654
	-20%	(24,811)	-20%	(4,654)
2017
	+10%	11,785	+10%	2,674
	-10%	(11,785)	-10%	(2,674)

Schedule of Information About Sensitivity to Change of Floating Rates

The table below demonstrates the Group’s sensitivity to the change of floating rates.

	Increase/ decrease in MosPrime and Central Bank of Russia rate (%)	Effect on profit before tax	Increase/ decrease in LIBOR (%)	Effect on profit before tax	Increase/decrease in EURIBOR (%)	Effect on profit before tax
2015
	+6%	3,312	+0.5%	662	+0.25%	62
	-5%	(2,760)	-0.12%	(159)	-0.25%	(62)
2016
	+2%	4,943	+0.6%	736	+0.12%	28
	-4%	(9,887)	-0.08%	(98)	-0.08%	(19)
2017
	+1%	2,744	+0.48%	500	+0.04%	8
	-2%	(5,488)	-0.24%	(250)	-0.08%	(16)